NET REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Table illustrates disaggregation of the Group's revenue streams by type of customers and nature of services the Group offered

	Years Ended December 31,
	2016	2017	2018
Product Revenues	870,361	949,217	1,770,227
B2C Business	870,361	862,327	847,476
B2B Business	—	86,890	922,751
Service Revenues	3,476	10,269	15,743
MP Service	2,472	8,767	12,375
Other Services	1,004	1,502	3,368
Total	873,837	959,486	1,785,970

Schedule of movements of the Group's accounts receivable and advances from customers

	Accounts	Advances from
	Receivable	Customers
Opening Balance as of January 1, 2017	28,388	6,015
(Decrease)/increase, net	(7,990)	5,707
Ending Balance as of December 31, 2017	20,398	11,722
Increase/(decrease), net	8,171	3,767
Ending Balance as of December 31, 2018	28,569	15,489